Schedule of Goodwill (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended		21 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024	Sep. 30, 2025
Goodwill			$ 9,914	$ 13,606	$ 13,606	$ 2,367,926
Loss on impairment of goodwill		$ 298		3,692	3,692	2,354,320	$ 2,400,000
Goodwill	9,914		9,914		9,914	13,606	9,914
Ben Liquidity [Member]
Goodwill						1,725,880
Loss on impairment of goodwill						1,725,880
Goodwill
Ben Custody [Member]
Goodwill			7,469	10,896	10,896	594,219
Loss on impairment of goodwill				3,427	3,427	583,323
Goodwill	7,469		7,469		7,469	10,896	7,469
Ben Insurance [Member]
Goodwill						37,942
Loss on impairment of goodwill						37,942
Goodwill
Ben Markets [Member]
Goodwill			2,445	$ 2,710	2,710	9,885
Loss on impairment of goodwill					265	7,175
Goodwill	$ 2,445		$ 2,445		$ 2,445	$ 2,710	$ 2,445